Subsequent Event (Details) - Disposal of major operating segment - Alexco Environmental Group ("AEG")	Feb. 14, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration	$ 13,350,000
Cash consideration	12,100,000
Consideration through promissory note	$ 1,250,000